Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Intangible Assets And Goodwill
Intangible assets and goodwill

21. Intangible assets and goodwill

A. Reconciliation of carrying amount

Details of intangible assets as of December 31, 2025 and 2024 are as follows:

		December 31, 2025
		Book value	Accumulated amortization	Accumulated impairment	Carrying amount
		(In thousands of Korean won)
Software	₩	273,500	(214,667)	-	58,833
Brand		5,388,000	(1,234,750)	-	4,153,250
Crypto assets		13,823,661	-	(2,692,396)	11,131,265
Contents IP		2,113,318	(278,570)	-	1,834,748
Goodwill		190,807,972	-	(130,190,941)	60,617,031
Total	₩	212,406,452	(1,727,987)	(132,883,337)	77,795,128

		December 31, 2024
		Book value	Accumulated amortization	Carrying amount
		(In thousands of Korean won)
Software	₩	487,309	(376,372)	110,937
Brand		5,388,000	(965,350)	4,422,650
Goodwill		3,267,730	-	3,267,730
Total	₩	9,143,039	(1,341,722)	7,801,317

Details of the changes in intangible assets for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025
		Software	Brand	Goodwill	Crypto assets	Contents IP	Total
		(In thousands of Korean won)
Beginning balance	₩	110,937	4,422,650	3,267,730	-	-	7,801,317
Changes in scope of consolidation		-		191,659,072	-	2,113,319	193,772,391
Acquisition		-	-	-	13,823,661	-	13,823,661
Amortization		(52,104)	(269,400)	-	-	(278,571)	(600,075)
Impairment		-	-	(129,071,743)	(2,897,921)	-	(131,969,664)
Other (*)		-	-	(5,238,028)	205,525	-	(5,032,503)
Ending balance	₩	58,833	4,153,250	60,617,031	11,131,265	1,834,748	77,795,128

(*)	Other includes effects of changes in foreign currency exchange rates and others.
		2024
		Software	Brand	Goodwill	Total
		(In thousands of Korean Won)
Beginning balance	₩	197,547	4,692,050	3,267,730	8,157,327
Amortization		(86,610)	(269,400)	-	(356,010)
Ending balance	₩	110,937	4,422,650	3,267,730	7,801,317

		2023
		Software	Brand	Goodwill	Total
		(In thousands of Korean Won)
Beginning balance	₩	290,947	4,961,450	3,267,730	8,520,127
Amortization		(93,400)	(269,400)	-	(362,800)
Ending balance	₩	197,547	4,692,050	3,267,730	8,157,327

B.	Amortization

The classification of amortization in the statements of comprehensive income for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025	2024	2023
		(In thousands of Korean won)
Selling, general and administrative expenses	₩	600,074	356,010	362,800

C.	Details of crypto assets

The Company adopted a digital asset treasury strategy centered on holding Bitcoin(“BTC”) as a reserve asset and holds the acquired BTC to pursue a Bitcoin-centric treasury strategy for treasury diversification, inflation hedging, and general corporate purpose. The Company has recognized it as intangible assets based on its fair value at the time of acquisition.

Details of the changes in crypto assets in quantity for the year ended December 31, 2025 are as follows:

	2025
	Beginning Balance	Acquisition	Disposal	Ending Balance
Bitcoin(Quantity)	-	88	-	88

The Company acquired Bitcoin using proceeds obtained from the issuance of convertible notes to Anson Investments Master Fund LP and Anson East Master Fund LP. Pursuant to the terms of such convertible note agreements, all BTC held by the Company has been pledged as collateral to secure its obligations thereunder.

Details of the changes in crypto assets for the year ended December 31, 2025 are as follows:

		2025
		Beginning Balance	Acquisition	Impairment	Other	Ending Balance
		(In thousands of Korean Won)
Bitcoin	₩	-	13,823,661	(2,897,921)	205,525	11,131,265

The price of the crypto assets held by the Company fluctuated between a high of USD $126,110 and a low of USD $80,843 from the acquisition date to the end of the current period. As a result of the decline in the market price of Bitcoin for the year ended December 31, 2025, the Company recognized an impairment loss of USD $2,057,588 in the consolidated statements of operations.

Although the fair value of these crypto assets has fluctuated significantly after the reporting date, the impact of such significant fluctuations on the financial statements cannot be predicted as of the date of preparation. Accordingly, the Company’s financial statements do not include any potential adjustments that may arise from such uncertainties.

D.	Goodwill

Details of goodwill allocation for cash generating units (“CGU”s) operated by management for the year ended December 31, 2025 is as follows:

		2025
		Ending Balance (Before impairment)	Impairment	Ending Balance (After impairment)
		(In thousands of Korean won)
Play F&B Co., Ltd.	₩	3,267,730	-	3,267,730
K Enter Holdings		168,379,183	(126,619,936)	41,759,247
The Lamp		7,188,900	-	7,188,900
Bidangil		3,322,966	(1,504,472)	1,818,494
Apeitda		3,558,388	(1,852,687)	1,705,701
Anseilen		2,303,422	-	2,303,422
Solaire		2,787,383	(213,846)	2,573,537
Total	₩	190,807,972	(130,190,941)	60,617,031

E.	Impairment assessment on CGU

The Company performs impairment test for goodwill annually and identifies each subsidiary as cash-generating units (“CGU”). Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated revenue and operating expenditures on the Company’s products used in the forecast was determined considering external sources and the Company’s experience. Management estimated the future cash flows based on its past performance and forecasts on consumer inflation rate. The key assumptions used in the estimation of value in use for seven CGUs include revenue and operating expenditures for the forecast period, growth rates for subsequent years (“terminal growth rate”), and discount rate. Terminal growth rate and the discount rate used in the estimation of value in use are as follows:

	2025
	Discount rate	Terminal growth rate		Carrying amount	Recoverable amount
	(In thousands of Korean won)
Play F&B Co., Ltd.	9.6%	1.0%	₩	8,846,956	9,664,293
K Enter Holdings	11.1%	1.0%		171,674,366	45,054,431
The Lamp	11.1%	1.0%		7,496,511	10,873,435
Bidangil	11.1%	1.0%		4,210,862	2,706,389
Apeitda	11.1%	1.0%		3,804,173	1,951,487
Anseilen	11.1%	1.0%		1,600,604	1,812,626
Solaire	11.1%	1.0%		4,668,736	4,454,890

The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of ten Korean listed companies in the same industry and the Company. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Company’s credit rating and debt ratio was determined using the average of the debt ratios of the ten Korean listed companies in the same industry and the Company. The Company calculates the value in use of CGU using post-tax cash flows and a post-tax discount rate.

As a result of the impairment test, the carrying amount of goodwill for the seven CGUs including K Enter Holding exceeded the recoverable amount by Korean Won 129,071,743 thousand, and the excess was recognized as an impairment loss in other expenses in the consolidated statements of comprehensive income.

The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate used in the discounted cash flow model. The impact of a 0.5% fluctuation in discount rates and terminal growth rates on the value in use as of December 31, 2025 are as follows:

December 31, 2025	0.5% Increase	0.5% Decrease
Discount rate	(-) 7.9%	8.7%
Terminal growth rate	5.0%	(-) 4.5%